UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/13 (Unaudited)

CORPORATE BONDS AND NOTES (90.4%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		$1,430,000	$1,115,400

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015		760,000	655,500

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020		1,765,000	1,557,612

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		1,340,000	1,350,050

			4,678,562
Automotive (1.1%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		1,810,000	1,986,475

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		615,000	664,978

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023		655,000	589,500

Navistar International Corp. sr. notes 8 1/4s, 2021		2,664,000	2,650,680

Schaeffler Finance BV company gauranty sr. notes Ser. REGS, 8 3/4s, 2019 (Netherlands)	EUR	210,000	312,240

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)		$853,000	958,558

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)		565,000	634,213

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)		1,045,000	982,300

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017		1,080,000	1,220,400

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		475,000	454,813

			10,454,157
Basic materials (8.5%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)		549,000	579,030

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)		2,190,000	2,594,975

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)		1,415,000	1,301,800

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		295,000	275,825

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022		935,000	874,225

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		2,310,000	2,500,575

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023		160,000	148,400

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		1,545,000	1,595,212

Boise Cascade Co. 144A company guaranty sr. unsec. notes 6 3/8s, 2020		435,000	449,138

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		965,000	893,831

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		2,095,000	2,147,375

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)		618,000	651,990

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,145,000	1,199,388

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		1,575,000	1,527,750

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)		580,000	549,550

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019		1,865,000	1,995,550

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021		200,000	188,000

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		540,000	515,700

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		965,000	1,020,488

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		930,000	992,775

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		15,000	15,450

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)		2,020,000	2,065,450

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)		755,000	745,563

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		2,725,000	3,229,124

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		1,460,000	1,525,700

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020		570,000	562,875

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020		475,000	469,063

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020		1,020,000	1,009,800

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		1,680,000	1,717,800

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018		865,000	885,544

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		1,165,000	1,298,975

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		2,510,000	2,773,550

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		1,625,000	1,547,812

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		2,065,000	1,786,225

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)		830,000	908,850

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		375,000	399,375

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)		1,765,000	1,703,225

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)	EUR	943,120	1,256,446

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)		$375,000	375,938

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		2,535,000	2,836,031

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		805,000	867,388

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020		460,000	474,950

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020		1,305,000	1,357,200

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		920,000	936,100

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		485,000	465,600

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,030,000	1,120,125

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)		994,000	1,006,425

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)		360,000	397,800

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,525,000	1,559,313

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023		665,000	636,738

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,905,000	2,005,013

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		1,360,000	1,489,200

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017		1,275,000	1,322,812

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		1,060,000	1,009,650

Smurfit Kappa Acquisitions company guaranty sr. bonds 7 1/4s, 2017 (Ireland)	EUR	100,000	138,201

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)		$1,210,000	1,210,230

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)		915,000	997,350

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		115,000	124,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		270,000	281,475

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019		610,000	640,500

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023		190,000	180,500

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)		2,700,000	3,030,750

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,665,000	1,698,300

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020		2,045,000	1,952,975

USG Corp. sr. unsec. notes 9 3/4s, 2018		1,375,000	1,584,688

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023		2,650,000	2,570,500

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)		1,055,000	1,226,952

			79,399,308
Broadcasting (2.3%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		805,000	764,750

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019		2,895,000	2,786,437

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		2,745,000	2,751,863

Clear Channel Worldwide Holdings, Inc. sr. unsec. notes 6 1/2s, 2022		1,745,000	1,740,638

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,485,000	1,507,275

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		1,590,000	1,800,674

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		1,155,000	1,218,525

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		625,000	625,000

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020		1,795,000	1,812,950

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017		1,150,000	1,239,125

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021		655,000	620,612

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		650,000	641,875

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		1,823,000	1,973,398

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		1,265,000	1,370,944

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018		870,000	946,125

			21,800,191
Building materials (1.0%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020		1,360,000	1,441,600

Building Materials Corp. 144A sr. notes 7s, 2020		640,000	680,000

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		1,800,000	2,047,500

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)		2,115,000	2,305,350

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		2,160,000	2,365,199

Owens Corning company guaranty sr. unsec. notes 9s, 2019		424,000	510,920

			9,350,569
Cable television (3.1%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		2,025,000	2,303,438

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	520,524

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		525,000	576,188

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,655,000	1,675,688

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		1,560,000	1,423,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		975,000	1,043,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		750,000	761,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023		2,115,000	1,898,213

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		1,545,000	1,629,975

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		1,710,000	1,799,775

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,600,000	1,803,999

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		1,605,000	1,673,213

Lynx I Corp. 144A sr. notes 5 3/8s, 2021 (United Kingdom)		740,000	723,350

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		740,000	734,450

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022		1,110,000	1,162,725

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		1,170,000	1,091,025

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	995,000	1,008,414

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		$735,000	793,344

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 6 7/8s, 2021 (Canada)	CAD	340,000	349,518

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		$1,998,000	1,858,140

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		3,795,000	4,070,138

			28,900,117
Capital goods (7.0%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		2,725,000	2,874,875

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		3,930,000	4,323,000

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		523,522	560,169

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	860,000	1,209,726

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)	EUR	480,000	675,195

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)		$770,000	739,200

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)		1,525,000	1,479,250

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		410,000	442,800

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		525,000	519,750

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		705,000	816,038

Beverage Packaging Holdings Luxembourg II SA company guaranty sr. sub. notes Ser. REGS, 9 1/2s, 2017	EUR	960,000	1,300,504

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)		$1,915,000	2,020,324

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		585,000	576,225

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		755,000	838,050

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		2,785,000	3,007,800

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020		230,000	248,400

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023		1,360,000	1,258,000

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	370,000	524,126

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		$1,410,000	1,431,150

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)		1,730,000	1,193,700

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)		1,555,000	1,500,575

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017		1,339,000	1,446,120

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		3,585,000	4,450,355

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		1,695,000	1,673,813

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,795,000	1,653,644

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020		160,000	174,400

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		3,021,000	3,119,183

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017		2,500,000	2,650,000

Renaissance Acquisition Corp. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2021		280,000	273,700

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)		2,315,000	2,401,813

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019		985,000	1,083,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		925,000	916,906

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		3,165,000	3,362,812

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		635,000	655,638

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		200,000	197,500

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		1,670,000	1,745,947

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s, 2018 (Netherlands)(PIK)	EUR	825,000	1,123,072

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)		$735,000	760,725

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		1,530,000	1,640,925

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		410,000	427,425

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		2,550,000	2,562,750

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		1,905,000	2,052,638

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018		2,100,000	2,247,000

Triumph Group, Inc. unsec. sub. FRN notes 4 7/8s, 2021		1,410,000	1,381,800

			65,540,523
Coal (1.0%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		460,000	385,250

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		1,040,000	889,200

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		4,355,000	4,616,299

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		2,085,000	2,199,675

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016		550,000	614,624

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		150,000	148,875

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018		225,000	223,875

			9,077,798
Commercial and consumer services (1.4%)

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,570,000	1,621,025

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		2,430,000	2,484,675

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		2,330,000	2,429,024

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		1,945,000	2,115,187

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		2,340,000	2,509,650

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016		940,000	921,200

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)		1,004,750	1,049,964

			13,130,725
Consumer (0.1%)

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022		90,000	92,025

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020		110,000	113,574

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020		1,120,000	1,181,600

			1,387,199
Consumer staples (6.5%)

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		1,449,000	1,525,073

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		470,000	538,738

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019		430,000	467,625

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		705,000	656,530

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021		945,000	878,850

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)		1,075,000	1,079,569

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		550,000	618,750

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018		1,260,000	1,417,500

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		1,875,000	2,015,625

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020		475,000	475,000

Claire's Stores, Inc. 144A sr. notes 9s, 2019		2,150,000	2,394,562

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		470,000	430,050

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		2,135,000	2,415,219

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		1,655,000	1,750,163

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		380,000	357,200

Corrections Corp. of America sr. unsec. FRN notes 4 5/8s, 2023 ( R )		475,000	441,750

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018		1,930,000	2,139,888

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016		1,830,000	2,003,850

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		3,521,000	3,917,113

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,415,000	1,510,513

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,275,000	1,122,298

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020		2,130,000	2,012,850

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018		570,000	615,600

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022		870,000	885,225

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020		945,000	969,806

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	1,600,000	2,214,746

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014 (Brazil)		$585,000	614,250

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		540,000	562,950

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		2,465,000	2,520,463

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		1,455,000	1,538,663

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		1,595,000	1,698,675

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		2,181,000	2,330,944

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		1,300,000	1,371,500

Post Holdings, Inc. 144A sr. unsec. unsub. notes 7 3/8s, 2022		180,000	189,900

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		2,040,000	2,177,700

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021		1,890,000	1,800,225

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	580,019

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020		2,780,000	3,144,874

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		445,000	493,394

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		1,245,000	1,279,238

Sun Merger Sub, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2021		360,000	358,200

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018		1,250,000	1,250,000

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		1,605,000	1,725,375

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019		1,815,000	2,035,069

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		325,000	333,938

			60,859,470
Energy (oil field) (1.0%)

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		1,762,000	1,880,935

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		910,000	944,125

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,785,000	1,762,688

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		2,505,000	2,603,533

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		1,410,000	1,357,125

Tervita Corp. 144A company guaranty sr. unsec. unsub. notes 9s, 2018 (Canada)	CAD	900,000	871,768

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)		$325,000	343,688

			9,763,862
Entertainment (1.1%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		1,365,000	1,559,513

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019		820,000	883,550

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		255,000	279,225

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		945,000	902,474

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		480,000	448,800

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		235,000	216,200

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		815,000	878,163

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018		1,121,000	1,224,692

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		980,000	901,600

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		705,000	660,938

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		2,385,000	2,253,825

			10,208,980
Financials (9.2%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020		1,700,000	1,734,000

ACE Cash Express, Inc. 144A sr. notes 11s, 2019		775,000	738,188

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020		865,000	858,512

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017		1,385,000	1,485,413

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	915,244

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,300,000	1,462,500

Ally Financial, Inc. unsec. sub. notes 8s, 2018		1,331,000	1,514,013

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		1,905,000	2,233,613

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)		790,000	703,100

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		1,885,000	2,002,812

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		285,000	264,338

CIT Group, Inc. company guaranty sr. notes 5s, 2023		975,000	909,188

CIT Group, Inc. sr. unsec. notes 5s, 2022		845,000	798,525

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,560,000	1,567,800

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		1,290,000	1,393,200

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		2,140,000	2,193,500

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019	EUR	565,000	737,301

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		$1,680,000	1,575,000

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020		965,000	1,010,837

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		1,675,000	1,557,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031		3,310,000	3,276,900

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		2,770,000	2,908,500

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)		1,155,000	1,113,131

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,800,000	1,967,856

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		650,000	618,573

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018		1,090,000	1,147,225

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A unsec. sub. notes 6s, 2020		1,495,000	1,487,525

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		1,440,000	1,486,800

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		1,695,000	1,648,388

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		630,000	648,113

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021		660,000	607,200

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)		1,025,000	1,104,438

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)		1,255,000	1,425,994

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037		195,000	197,925

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		970,000	1,091,250

Lloyds TSB Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	1,265,000	2,919,463

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		$640,000	673,600

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		780,000	795,600

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		810,000	844,424

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019		680,000	761,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		945,000	996,975

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		800,000	776,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018		545,000	549,088

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022		1,365,000	1,395,713

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020		685,000	710,688

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020		1,275,000	1,252,688

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		910,000	896,350

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021		2,325,000	2,330,813

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		303,000	352,995

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		1,915,000	2,039,474

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		1,730,000	1,708,375

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,515,000	1,533,938

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019		935,000	1,035,513

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)		760,000	642,200

Residential Capital, LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)		1,112,672	1,304,608

Royal Bank of Scotland Group PLC jr. sub. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)		1,000,000	890,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)		3,850,000	3,734,500

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		2,680,000	3,055,200

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		3,415,000	3,479,031

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020		800,000	742,000

Stearns Holdings, Inc. 144A bank guaranty sr. unsec. FRN notes 9 3/8s, 2020		2,493,000	2,549,093

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		1,495,000	1,536,113

			85,890,694
Gaming and lottery (2.0%)

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		545,000	561,350

Caesars Escrow Corp. sr. unsec. unsub. FRN notes 9s, 2020		4,445,000	4,267,199

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		1,150,000	1,207,500

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	1,385,000	1,338,505

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$655,000	605,875

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020		900,000	931,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,145,000	1,182,212

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		4,228,496	4,461,063

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		1,196,000	1,291,680

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		2,505,000	2,786,813

			18,633,697
Health care (7.6%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		1,745,000	1,736,275

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020		1,480,000	1,494,800

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,284,000

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		2,125,000	2,178,124

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017		1,785,000	1,903,256

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019	EUR	1,890,000	2,767,619

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		$1,820,000	1,860,950

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019		625,000	656,250

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)		2,785,000	2,743,225

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	857,892

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$3,583,000	4,021,918

Envision Healthcare Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		1,065,000	1,151,531

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		1,315,000	1,354,450

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		1,665,000	1,798,200

HCA, Inc. sr. notes 6 1/2s, 2020		5,040,000	5,424,299

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		410,000	445,875

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		2,980,000	3,129,000

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)		1,030,000	1,044,163

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		1,565,000	1,639,338

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		795,000	815,869

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		770,000	870,100

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		4,390,000	4,823,512

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019		955,000	994,394

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)		930,000	948,600

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		1,015,000	1,124,113

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		975,000	1,035,938

Service Corp. International/US sr. notes 7s, 2019		660,000	706,200

Service Corp. International/US sr. notes 7s, 2017		205,000	224,988

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,167,906

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022		685,000	665,306

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020		3,065,000	3,172,275

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019		1,125,000	1,198,125

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		2,385,000	2,468,474

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		1,135,000	1,191,750

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		2,070,000	2,189,025

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021		475,000	437,000

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021		1,455,000	1,320,413

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020		1,140,000	1,256,850

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		250,000	262,500

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		1,480,000	1,568,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 1/2s, 2016		1,105,000	1,143,675

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		280,000	284,200

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		780,000	829,725

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018 (Canada)		1,790,000	1,895,163

			71,086,066
Homebuilding (2.1%)

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018		750,000	790,313

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016		1,025,000	1,117,250

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023		819,000	827,190

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018		190,000	199,974

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		1,845,000	1,886,513

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		915,000	901,462

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023		355,000	349,675

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020		270,000	290,925

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020		435,000	460,013

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022		630,000	578,025

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		2,695,000	2,876,912

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		1,355,000	1,331,288

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		2,070,000	2,339,100

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		1,215,000	1,245,375

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035		215,000	187,588

Realogy Corp. 144A company guaranty sr. notes 9s, 2020		350,000	403,375

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		615,000	668,813

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021		665,000	666,663

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		316,000	346,020

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		660,000	625,350

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020		1,805,000	1,971,963

			20,063,787
Lodging/Tourism (1.8%)

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)		3,041,418	3,277,128

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016		800,000	845,000

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		1,105,000	1,190,638

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		1,733,000	1,815,318

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)		450,000	418,500

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017		2,235,000	2,464,087

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016		535,000	576,463

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		1,110,000	1,132,200

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		1,440,000	1,616,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		915,000	974,474

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		360,000	365,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		2,070,000	1,966,500

			16,642,108
Media (0.4%)

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018		1,925,000	1,968,312

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018		438,000	476,325

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020		1,065,000	1,011,750

			3,456,387
Oil and gas (11.5%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		980,000	1,006,950

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		1,780,000	1,828,950

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,710,000	1,588,163

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021		2,473,000	2,503,913

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020		555,000	557,775

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		1,020,000	1,091,400

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017		1,290,000	1,360,950

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		3,479,000	3,783,412

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		1,535,000	1,719,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		1,900,000	1,980,750

Chesapeake Energy Corp. company guaranty notes 6 1/2s, 2017		220,000	242,000

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	485,000	680,185

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		$1,445,000	1,594,919

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		470,000	467,650

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,650,000	1,658,250

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017		1,090,000	1,139,050

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,720,000	1,823,200

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		970,000	940,900

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		1,280,000	1,251,200

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		1,410,000	994,050

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022		4,405,000	4,449,049

Continental Resources, Inc./OK company guaranty sr. unsec. notes 4 1/2s, 2023		710,000	697,575

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018		2,730,000	2,900,625

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022		555,000	568,875

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021		960,000	950,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020		1,240,000	1,364,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	864,188

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		3,140,000	3,077,200

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019		1,045,000	1,050,225

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		2,630,000	2,708,900

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		1,625,000	1,698,125

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		4,129,000	4,139,322

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017		390,000	413,400

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		2,020,000	2,136,150

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021		625,000	664,063

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		3,380,000	3,701,100

Kodiak Oil & Gas Corp. 144A sr. unsec. unsub. notes 5 1/2s, 2022		525,000	506,625

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		555,000	585,525

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019		2,380,000	2,647,750

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019		2,475,000	2,277,000

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)		420,000	264,600

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		1,835,000	1,867,112

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)		1,000,000	997,500

Neon Capital, Ltd. 144A limited recourse notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)		6,684,836	777,387

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,350,000	1,343,250

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		360,000	373,500

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020		295,000	309,013

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,088,000	1,049,920

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020		2,620,000	2,659,300

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		930,000	975,338

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		3,760,000	3,572,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		2,775,000	2,951,837

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		640,000	689,600

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022		640,000	625,600

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		2,650,000	2,862,000

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021		565,000	545,224

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		2,875,000	3,166,094

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020		690,000	693,450

Samson Investment Co. 144A sr. unsec. notes 10 1/4s, 2020		3,090,000	3,229,050

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021		415,000	412,925

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		610,000	628,117

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018		1,510,000	1,604,375

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		715,000	747,175

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		690,000	724,500

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		280,000	291,200

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021		834,000	877,785

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,845,000	1,886,513

Whiting Petroleum Corp. company guaranty notes 7s, 2014		1,245,000	1,269,900

Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,113,000	1,272,936

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	398,301

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		555,000	553,613

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		2,270,000	2,406,200

			107,638,279
Publishing (0.1%)

Gannett Co., Inc. 144A sr. unsec. FRN notes 5 1/8s, 2020		925,000	911,124

			911,124
Regional Bells (0.7%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020		300,000	317,250

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022		810,000	814,050

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021		535,000	607,225

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		2,145,000	2,343,413

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		2,060,000	2,281,449

			6,363,387
Retail (3.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		995,000	1,109,425

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		505,000	568,125

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		450,000	471,375

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		968,000	968,000

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021		935,000	904,613

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019		1,705,000	1,901,075

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)		380,000	388,550

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023		2,220,000	2,109,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		705,000	726,150

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		2,090,000	2,220,624

L Brands, Inc. sr. notes 5 5/8s, 2022		685,000	686,713

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016		619,000	699,961

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)		1,965,000	1,969,913

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016		1,631,000	1,686,063

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		3,315,000	3,373,013

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028		1,230,000	1,230,000

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)		1,145,000	1,173,625

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		1,350,000	1,336,500

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		870,000	931,987

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)		925,000	941,188

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021		1,293,000	1,199,258

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016 (no set date to PIK expiration)(PIK)		1,590,000	1,633,741

			28,228,899
Technology (4.7%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		680,000	686,800

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029		1,670,000	1,285,900

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,030,000	795,675

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		3,815,000	3,490,724

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,350	2,385

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		645,000	653,063

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		940,000	1,055,150

Ceridian Corp. 144A sr. unsec. notes 11s, 2021		3,185,000	3,670,713

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019		1,565,000	1,651,075

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021		3,475,000	3,757,344

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		4,485,000	4,585,912

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		1,790,000	1,857,125

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021		1,300,000	1,332,500

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021		1,330,000	1,243,550

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		1,409,000	1,556,945

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		2,992,000	3,231,360

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019		870,000	967,875

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018		1,160,000	1,345,600

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019		630,000	696,150

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023		1,620,000	1,607,850

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		296,000	321,900

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015		899,000	836,070

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		3,035,000	2,873,174

SunGard Data Systems, Inc. unsec. sub. notes 6 5/8s, 2019		1,040,000	1,055,600

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		1,615,000	1,728,050

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		2,080,000	2,236,000

			44,524,490
Telecommunications (6.8%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017		710,000	820,050

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		570,000	612,750

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		1,225,000	1,157,625

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		2,195,000	2,326,700

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,195,000	1,242,800

Equinix, Inc. sr. unsec. notes 7s, 2021		925,000	989,750

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019		1,750,000	1,841,875

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		1,745,000	1,871,513

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,170,000	1,263,600

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)		3,315,000	3,464,174

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)		5,745,000	5,917,350

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019		1,035,000	1,135,913

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		1,210,000	1,294,700

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		270,000	285,525

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020		835,000	841,263

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		2,270,000	2,252,975

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		2,810,000	2,802,975

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)		240,000	234,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)		835,000	695,137

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)		2,235,000	1,709,775

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)		530,000	569,750

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		1,430,000	1,347,775

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		675,000	750,938

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		1,480,000	1,587,998

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,285,000	1,421,296

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019		800,000	868,000

SBA Telecommunications, Inc. notes 5 3/4s, 2020		1,465,000	1,472,325

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,575,000	3,226,437

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		2,065,000	2,317,963

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		1,725,000	1,828,500

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017		1,315,000	1,508,963

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		885,000	913,763

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018		3,575,000	4,182,750

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,240,000	1,329,900

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	250,000	336,290

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)		$1,415,000	1,443,300

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)		550,000	574,750

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)		663,009	677,927

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023		855,000	772,706

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		2,290,000	2,541,900

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		1,425,000	1,457,063

			63,891,344
Telephone (0.2%)

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		375,000	367,500

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020		429,000	487,451

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018		650,000	656,499

			1,511,450
Textiles (0.2%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		1,110,000	1,198,799

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		490,000	518,175

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2018		180,000	184,500

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. unsec. notes 10s, 2020		180,000	182,250

			2,083,724
Transportation (1.4%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		3,595,000	3,765,762

Aguila 3 SA 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Luxembourg)		730,000	764,675

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018		2,309,000	2,490,834

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		2,450,000	2,511,250

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018		1,780,000	1,966,900

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,380,000	1,362,750

			12,862,171
Utilities and power (4.1%)

AES Corp. (VA) sr. unsec. notes 8s, 2020		520,000	590,200

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		2,255,000	2,593,250

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021		2,177,000	2,372,930

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023		660,000	605,550

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020		2,001,000	2,156,078

Calpine Corp. 144A sr. notes 7 1/4s, 2017		791,000	824,618

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037		1,630,000	1,825,279

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		2,290,000	2,415,950

El Paso Corp. sr. unsec. notes 7s, 2017		1,160,000	1,292,528

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	740,131

El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	985,952

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020		1,870,000	1,970,513

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022		2,185,000	2,430,812

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020		560,000	588,700

Energy Transfer Equity L.P. company guaranty sr. unsec. notes 7 1/2s, 2020		2,195,000	2,392,550

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019		625,000	664,063

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022		430,000	460,100

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020		2,985,000	3,287,231

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)		990,751	1,013,043

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		1,280,000	1,344,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		740,000	823,250

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	429,400

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		3,015,000	3,241,124

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		260,000	287,950

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		166,000	185,713

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,110,000	1,071,150

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023		945,000	843,413

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		305,000	367,351

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021		1,660,000	390,100

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020		745,000	518,706

			38,711,635

Total corporate bonds and notes (cost $827,457,856)			$847,050,703

SENIOR LOANS (4.7%)(a)(c)
		Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		$342,413	$343,536

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)		1,950,000	1,930,500

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019		880,575	882,776

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		1,223,850	1,225,380

Asurion Corp. bank term loan FRN 11s, 2019		1,255,000	1,305,200

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017		211,544	212,655

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018		4,677,740	4,188,771

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		1,901,543	1,912,635

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.936s, 2019		2,479,000	2,279,440

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020		1,525,000	1,528,813

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019		968,427	985,979

Dealer Computer Services, Inc. bank term loan FRN 8s, 2021		1,225,000	1,249,500

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018		881,186	881,815

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016		1,861,317	1,820,214

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.19s, 2014(PIK)		746,879	736,610

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.19s, 2014(PIK)		425,124	419,279

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020		910,000	914,550

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016		477,675	474,557

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)		1,279	1,282

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		356,251	366,493

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018		1,500,000	1,461,696

Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018		436,697	439,063

Mirror Bidco Corp. bank term loan FRN 5 1/4s, 2019 (Luxembourg)		265,700	267,582

Neiman-Marcus Group, Inc. (The) bank term loan FRN 4s, 2018		1,540,000	1,538,557

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019		2,605,000	2,585,462

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		608,475	614,940

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)		950,000	945,250

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		927,999	923,359

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018		210,032	210,688

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		815,000	819,075

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		559,200	559,060

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		1,592,000	1,574,588

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.712s, 2017		4,223,299	2,854,687

Travelport, LLC bank term loan FRN 9 1/2s, 2016		2,424,988	2,511,883

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)		1,404,946	1,409,628

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020		913,310	910,742

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		955,000	950,225

Total senior loans (cost $45,360,191)			$44,236,470

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017		$1,101,000	$1,013,471

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		643,000	767,982

Terex Corp. cv. company guaranty sr. unsec. sub. notes 4s, 2015		485,000	911,497

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		654,000	1,312,905

Total convertible bonds and notes (cost $3,556,958)			$4,005,855

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		23,441,052	$23,441,052

U.S. Treasury Bills with an effective yield of 0.13%, August 21, 2014(SEGSF)		$110,000	109,871

Total short-term investments (cost $23,550,910)			$23,550,923

TOTAL INVESTMENTS

Total investments (cost $899,925,915)(b)			$918,843,951

FORWARD CURRENCY CONTRACTS at 8/31/13 (aggregate face value $22,715,506) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	10/18/13	$474,179	$474,892	$713
	Euro	Sell	9/18/13	3,836,926	3,801,267	(35,659)
Barclays Bank PLC
	British Pound	Sell	9/18/13	2,929,391	2,898,940	(30,451)
	Euro	Sell	9/18/13	1,463,002	1,450,121	(12,881)
Credit Suisse International
	Euro	Sell	9/18/13	2,686,509	2,658,979	(27,530)
Deutsche Bank AG
	Euro	Buy	9/18/13	531,856	535,272	(3,416)
	Euro	Sell	9/18/13	531,856	529,939	(1,917)
Goldman Sachs International
	Euro	Sell	9/18/13	778,884	769,599	(9,285)
HSBC Bank USA, National Association
	Euro	Buy	9/18/13	334,261	336,666	(2,405)
	Euro	Sell	9/18/13	334,261	334,463	202
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/18/13	500,258	501,192	934
	Euro	Sell	9/18/13	1,695,623	1,680,124	(15,499)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/18/13	1,298,017	1,284,791	(13,226)
	Euro	Sell	9/18/13	2,218,359	2,198,704	(19,655)
UBS AG
	Euro	Sell	9/18/13	2,139,585	2,119,495	(20,090)
WestPac Banking Corp.
	Canadian Dollar	Sell	10/18/13	1,130,821	1,141,062	10,241

Total						$(179,924)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2012 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $937,425,924.
(b)	The aggregate identified cost on a tax basis is $899,983,184, resulting in gross unrealized appreciation and depreciation of $35,064,439 and $16,203,672, respectively, or net unrealized appreciation of $18,860,767.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$40,591,647	$103,683,370	$144,275,017	$14,925	$—
	Putnam Short Term Investment Fund *	—	223,418,360	199,977,308	9,545	23,441,052
	Totals	$40,591,647	$327,101,730	$344,252,325	$24,470	$23,441,052
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $202,220 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $190,165 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $109,868.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$4,005,855	$—
Corporate bonds and notes	—	846,273,316	777,387
Senior loans	—	44,236,470	—
Short-term investments	23,441,052	109,871	—

Totals by level	$23,441,052	$894,625,512	$777,387

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(179,924)	$—

Totals by level	$—	$(179,924)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$12,090	$192,014

Total	$12,090	$192,014

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$21,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013